OPERATING LEASES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
OPERATING LEASES
Summary of supplemental balance sheet information related to operating leases

	As of March 31, 2022
Reported as:	$
Assets:
Operating lease right-of-use assets		$2,355
Liabilities:
Accrued expenses and other current liabilities		$781
Operating lease liabilities, non-current		1,774
Total operating lease liabilities		$2,555

Summary of supplemental cash flow information related to operating leases

For three months
ended March 31,
2022
Cash paid within operating cash flows	$240
Operating lease right-of-use assets recognized in exchange for new operating lease obligations	2,604

Summary of future minimum lease payments under non-cancelable operating leases

As of March 31,
2022
2022 (remaining nine months)	$849
2023	649
2024	553
2025	263
2026	228
Thereafter	819
Total operating lease payments	3,361
Less: Imputed interest	(806)
Total operating lease liabilities	$2,555

Year ending December 31,
2022	$895
2023	480
2024	400
2025	188
2026	92
Thereafter	134
$2,189